Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Redeemable Noncontrolling Interests	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (OCI)	Treasury Stock	Retained Earnings	Noncontrolling Interest	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2013	$ 39,652	$ 20,279	$ 165,841	$ 3,749	$ (326,996)	$ 1,718,204	$ 21,349	$ 1,602,426
Beginning Balance (in shares) at Dec. 31, 2013		202,790
Net income	4,650					322,872	1,884	324,756
Other comprehensive income (Note 20)				(15,675)			(421)	(16,096)
Common stock issued from treasury shares for exercise of stock options (Note 18)			1,955		32,914			34,869
Common stock unissued due to forfeiture of nonvested awards		$ (1)	1
Common stock unissued due to forfeiture of nonvested awards (in shares)		(15)
Common stock issued from treasury shares for nonvested awards (Note 18)			(11,142)		11,142
Share-based compensation (Note 18)			30,312					30,312
Common stock issued from treasury shares for dividend equivalents (Note 18)			185		226			411
Cash dividends declared ($0.40 per share)						(74,706)		(74,706)
Purchase of treasury shares (Note 19)					(170,516)			(170,516)
Subsidiary repurchase of noncontrolling interests	15,078		22,422					22,422
Subsidiary dividends paid to noncontrolling interests	(6,732)						(440)	(440)
Disposition of noncontrolling interest (Note 2)							(15,490)	(15,490)
Tax benefits associated with share-based compensation			6,540					6,540
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2014	22,492	$ 20,278	171,270	(11,926)	(453,230)	1,966,370	6,882	1,699,644
Ending Balance (in shares) at Dec. 31, 2014		202,775
Net income	5,945					364,044	(948)	363,096
Other comprehensive income (Note 20)				(21,618)			(270)	(21,888)
Common stock issued from treasury shares for exercise of stock options (Note 18)			12,273		46,363			58,636
Common stock unissued due to forfeiture of nonvested awards		$ (1)	702		(701)
Common stock unissued due to forfeiture of nonvested awards (in shares)		(6)
Common stock issued from treasury shares for nonvested awards (Note 18)			(7,982)		7,982
Share-based compensation (Note 18)			41,179					41,179
Common stock issued from treasury shares for dividend equivalents (Note 18)			186		163			349
Cash dividends declared ($0.40 per share)						(74,356)		(74,356)
Purchase of treasury shares (Note 19)			6		(242,241)			(242,235)
Subsidiary dividends paid to noncontrolling interests	(5,027)
Tax benefits associated with share-based compensation			24,257					24,257
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2015	23,410	$ 20,277	241,891	(33,544)	(641,664)	2,256,058	5,664	1,848,682
Ending Balance (in shares) at Dec. 31, 2015		202,769
Net income	6,231					319,638	103	319,741
Other comprehensive income (Note 20)				(22,614)			(332)	(22,946)
Common stock issued from treasury shares for exercise of stock options (Note 18)			1,824		9,884			11,708
Common stock unissued due to forfeiture of nonvested awards		$ (1)	1,197		(1,196)
Common stock unissued due to forfeiture of nonvested awards (in shares)		(4)
Common stock issued from treasury shares for nonvested awards (Note 18)			(17,204)		17,204
Share-based compensation (Note 18)			42,457					42,457
Cash dividends declared ($0.40 per share)						(73,474)		(73,474)
Purchase of treasury shares (Note 19)					(30,275)			(30,275)
Subsidiary repurchase of noncontrolling interests			443				$ 5,435	5,878
Subsidiary dividends paid to noncontrolling interests	(5,548)
Tax benefits associated with share-based compensation			9,905					9,905
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2016	$ 24,093	$ 20,276	$ 279,627	$ (56,158)	$ (646,047)	$ 2,502,222		$ 2,099,920
Ending Balance (in shares) at Dec. 31, 2016		202,765